Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Total credit facilities	$ 4,936	$ 5,581
Credit facilities utilized:
Short-term borrowings	(269)	(132)
Long-term debt (including current portion)	(24,815)	(24,514)
Letters of credit outstanding	(116)	(130)
Credit facilities unutilized	3,892	4,339
Current installments of long-term debt	$ 723	$ 1,254
Credit facility
Credit facilities utilized:
Long-term debt (including current portion), weighted average interest rate (percent)	1.10%	0.90%
Current installments of long-term debt	$ 162	$ 651
Credit facility
Credit facilities utilized:
Short-term borrowings	$ (269)	$ (132)
Short-term borrowings, weighted average interest rate (percent)	0.30%	0.80%
Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	$ (659)	$ (980)
Regulated Utilities
Line of Credit Facility [Line Items]
Total credit facilities	3,556
Credit facilities utilized:
Letters of credit outstanding	(69)
Credit facilities unutilized	2,627
Regulated Utilities | Credit facility
Credit facilities utilized:
Short-term borrowings	(269)
Regulated Utilities | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(591)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	1,380
Credit facilities utilized:
Letters of credit outstanding	(47)
Credit facilities unutilized	1,265
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	0
Corporate and Other | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	$ (68)